Vanguard® Global Credit Bond Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.4%)
[1,2,3]	UMBS Pool	4.500%	2/25/53–3/25/53	5,750	5,677
[1,2,3]	UMBS Pool	5.000%	2/25/53–3/25/53	2,500	2,507
	United States Treasury Note/Bond	2.750%	5/15/25	500	486
[4]	United States Treasury Note/Bond	3.000%	7/15/25	2,200	2,148
	United States Treasury Note/Bond	3.125%	8/15/25	751	736
	United States Treasury Note/Bond	3.250%	5/15/42	168	156
[4,5]	United States Treasury Note/Bond	3.375%	8/15/42	1,040	983
[4,5]	United States Treasury Note/Bond	3.500%	9/15/25	232	229
[4]	United States Treasury Note/Bond	4.000%	11/15/42	1,000	1,033
	United States Treasury Note/Bond	4.250%	9/30/24–10/15/25	712	717
[6]	United States Treasury Note/Bond	4.500%	11/15/25	6,550	6,648
Total U.S. Government and Agency Obligations (Cost $21,324)					21,320
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
United States (0.3%)
[1]	CD Mortgage Trust Series 2018-CD7	4.850%	8/15/51	50	43
[1]	COMM Mortgage Trust Series 2015-CR27	4.449%	10/10/48	135	123
[1,7]	EDvestinU Private Education Loan Issue No. 1 LLC Series 2019-A	3.580%	11/25/38	34	33
[1,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/34	100	97
[1,7]	Navient Private Education Loan Trust Series 2018-BA	3.610%	12/15/59	276	267
[1,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/39	100	96
[1,7]	Santander Retail Auto Lease Trust Series 2020-A	2.520%	11/20/24	20	20
[1,7]	Santander Retail Auto Lease Trust Series 2020-B	1.980%	10/20/25	100	95
[1,7]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	40	39
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $848)					813
Corporate Bonds (76.6%)
Australia (1.9%)
[1,8]	Aurizon Finance Pty Ltd.	3.000%	3/9/28	1,000	606
[7]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	550	506
	Commonwealth Bank of Australia	5.079%	1/10/25	150	151
[7]	CSL Finance plc	4.750%	4/27/52	370	360
[8,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.010%	5/28/30	1,250	896
[1,8]	Pacific National Finance Pty Ltd.	5.400%	5/12/27	1,190	823
[1,8]	Qantas Airways Ltd.	4.750%	10/12/26	1,100	763
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	250	264
	Westpac Banking Corp.	1.953%	11/20/28	200	176
[1,8]	Westpac Banking Corp.	4.334%	8/16/29	500	346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Westpac Banking Corp.	2.894%	2/4/30	500	467
	Westpac Banking Corp.	2.963%	11/16/40	75	54
					5,412
Austria (0.2%)
[10]	JAB Holdings BV	4.750%	6/29/32	400	451
[10]	JAB Holdings BV	2.250%	12/19/39	100	78
					529
Belgium (0.7%)
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	230	228
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	25	24
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	468	441
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	360	366
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	240	261
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	244	256
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	89	76
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	175	166
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	89	85
					1,903
Bermuda (0.1%)
	Triton Container International Ltd.	3.250%	3/15/32	260	211
Brazil (0.1%)
[1]	Embraer Netherlands Finance BV	6.950%	1/17/28	350	360
Canada (2.4%)
[7]	1011778 BC ULC	3.875%	1/15/28	7	6
[7]	1011778 BC ULC	4.375%	1/15/28	38	35
[7]	Air Canada	3.875%	8/15/26	20	19
	Bank of Montreal	5.200%	12/12/24	400	403
	Bank of Montreal	5.203%	2/1/28	300	306
[1]	Bank of Nova Scotia	3.450%	4/11/25	270	262
[3]	Bank of Nova Scotia	4.750%	2/2/26	300	300
[3]	Bank of Nova Scotia	4.850%	2/1/30	200	201
	Canadian National Railway Co.	3.850%	8/5/32	200	193
	Canadian National Railway Co.	4.400%	8/5/52	230	219
	Canadian Natural Resources Ltd.	2.950%	7/15/30	100	88
	Canadian Natural Resources Ltd.	6.250%	3/15/38	290	311
	Canadian Pacific Railway Co.	4.800%	8/1/45	60	58
	Cenovus Energy Inc.	6.750%	11/15/39	50	55
	Cenovus Energy Inc.	5.400%	6/15/47	100	97
	Enbridge Inc.	3.125%	11/15/29	42	38
[7]	Hudbay Minerals Inc.	4.500%	4/1/26	35	32
[7]	MEG Energy Corp.	5.875%	2/1/29	5	5
	Nutrien Ltd.	5.900%	11/7/24	30	30
	Nutrien Ltd.	5.950%	11/7/25	75	77
	Nutrien Ltd.	4.200%	4/1/29	125	122
	Nutrien Ltd.	4.125%	3/15/35	70	64
[7]	Parkland Corp.	4.500%	10/1/29	20	17
[7]	Rogers Communications Inc.	3.800%	3/15/32	85	77
[7]	Rogers Communications Inc.	4.550%	3/15/52	80	67
[1]	Royal Bank of Canada	3.970%	7/26/24	250	247
[1]	Royal Bank of Canada	6.000%	11/1/27	725	765
	Suncor Energy Inc.	6.500%	6/15/38	145	158
	Suncor Energy Inc.	3.750%	3/4/51	175	139
[11]	Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,211
	Toronto-Dominion Bank	5.103%	1/9/26	500	507
	Toronto-Dominion Bank	5.156%	1/10/28	300	306
	TransCanada PipeLines Ltd.	4.625%	3/1/34	398	386
	TransCanada PipeLines Ltd.	6.200%	10/15/37	120	131
[7]	Videotron Ltd.	3.625%	6/15/29	20	17
					6,949
Chile (0.1%)
[7]	Antofagasta plc	5.625%	5/13/32	350	354

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
France (3.2%)
[1,10]	Airbus SE	2.375%	6/9/40	300	257
[1,12]	AXA SA	5.625%	1/16/54	800	969
[1,10]	AXA SA	3.875%	Perpetual	1,188	1,257
[1,10]	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	1,100	1,090
[1,10]	Banque Federative du Credit Mutuel SA	2.625%	11/6/29	1,200	1,196
[1,12]	BNP Paribas SA	2.875%	2/24/29	400	437
[10]	Bouygues SA	5.375%	6/30/42	400	483
[7]	Credit Agricole SA	5.301%	7/12/28	500	510
[1,10]	Engie SA	0.500%	10/24/30	700	599
[1,10]	Engie SA	2.000%	9/28/37	800	670
[7]	SPCM SA	3.125%	3/15/27	10	9
[7]	SPCM SA	3.375%	3/15/30	22	19
[12]	Westfield America Management Ltd.	2.125%	3/30/25	1,637	1,860
					9,356
Germany (4.0%)
[10]	Amprion GmbH	3.450%	9/22/27	2,500	2,701
[1,10]	Aroundtown SA	0.000%	7/16/26	400	338
[1,10]	Aroundtown SA	2.875%	Perpetual	110	49
[10]	ATF Netherlands BV	7.078%	Perpetual	500	291
[1]	Deutsche Bank AG	2.222%	9/18/24	150	147
	Deutsche Bank AG	6.720%	1/18/29	155	163
[1]	Deutsche Bank AG	3.547%	9/18/31	250	217
[7]	Mercedes-Benz Finance North America LLC	5.375%	11/26/25	1,070	1,088
[7]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	520	471
[1,8]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	352
[1,12]	Volkswagen Financial Services NV	1.125%	9/18/23	2,700	3,260
[7]	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	129
[1,10]	Volkswagen Leasing GmbH	0.375%	7/20/26	675	650
[1,10]	Volkswagen Leasing GmbH	0.500%	1/12/29	900	792
[1,10]	Vonovia SE	0.000%	12/1/25	600	582
[10]	Vonovia SE	1.500%	6/14/41	500	329
					11,559
India (0.2%)
[1]	Adani Ports & Special Economic Zone Ltd.	4.375%	7/3/29	200	160
[7]	JSW Infrastructure Ltd.	4.950%	1/21/29	330	292
					452
Ireland (0.3%)
	AerCap Ireland Capital DAC	4.500%	9/15/23	455	452
	AerCap Ireland Capital DAC	1.150%	10/29/23	300	291
	AerCap Ireland Capital DAC	3.850%	10/29/41	150	117
[7]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	150	134
					994
Italy (0.1%)
[7]	Enel Finance International NV	4.750%	5/25/47	200	172
Japan (0.7%)
	Honda Motor Co. Ltd.	2.967%	3/10/32	160	143
[7]	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	442
	Nomura Holdings Inc.	2.710%	1/22/29	250	216
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	200	206
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	130	124
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	260	204
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	200	212
[10]	Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/40	200	161
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	100	78
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	100	74
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	200	145
					2,005

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kazakhstan (0.1%)
[13]	Kazakhstan Temir Zholy National Co. JSC	3.250%	12/5/23	275	285
Luxembourg (0.9%)
[1,10]	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	700	735
[1,10]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	1,075	987
[1,10]	Prologis International Funding II SA	1.625%	6/17/32	976	834
					2,556
Macao (0.0%)
[7]	Studio City Co. Ltd.	7.000%	2/15/27	10	10
Malaysia (0.1%)
[1]	Petronas Capital Ltd.	3.500%	4/21/30	445	416
Netherlands (1.6%)
	Cooperatieve Rabobank UA	5.000%	1/13/25	700	704
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	246
[1,12]	NIBC Bank NV	3.125%	11/15/23	2,500	3,027
	Shell International Finance BV	2.375%	11/7/29	150	134
	Shell International Finance BV	2.750%	4/6/30	210	192
	Shell International Finance BV	4.375%	5/11/45	70	66
	Shell International Finance BV	3.750%	9/12/46	141	120
[7]	UPC Broadband Finco BV	4.875%	7/15/31	15	13
[7]	VZ Secured Financing BV	5.000%	1/15/32	15	13
					4,515
Norway (1.0%)
[1,10]	DNB Bank ASA	1.625%	5/31/26	2,719	2,811
Poland (0.0%)
[7]	Canpack SA	3.875%	11/15/29	37	31
South Korea (0.2%)
[7]	SK Hynix Inc.	6.375%	1/17/28	705	716
Spain (0.6%)
	Banco Santander SA	5.147%	8/18/25	1,400	1,398
	Telefonica Emisiones SA	4.103%	3/8/27	235	228
	Telefonica Emisiones SA	4.665%	3/6/38	250	216
					1,842
Switzerland (1.3%)
[1,10]	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	1,138	1,200
	Credit Suisse AG	4.750%	8/9/24	400	388
[10]	Credit Suisse Group AG	2.125%	10/13/26	641	616
	Novartis Capital Corp.	2.750%	8/14/50	60	45
[7]	UBS Group AG	4.703%	8/5/27	1,030	1,016
[1,12]	Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/52	400	465
					3,730
United Arab Emirates (0.3%)
[1]	Galaxy Pipeline Assets Bidco Ltd.	2.625%	3/31/36	1,000	817
United Kingdom (7.2%)
	AstraZeneca Finance LLC	1.200%	5/28/26	75	68
	AstraZeneca Finance LLC	1.750%	5/28/28	115	101
	AstraZeneca plc	4.000%	1/17/29	104	103
	AstraZeneca plc	1.375%	8/6/30	100	82
	AstraZeneca plc	4.000%	9/18/42	160	148
	Barclays plc	4.375%	9/11/24	250	247
	Barclays plc	1.007%	12/10/24	240	231
[1]	Barclays plc	2.852%	5/7/26	200	190
	Barclays plc	5.304%	8/9/26	200	201
	Barclays plc	7.385%	11/2/28	400	433
	Barclays plc	7.437%	11/2/33	220	248
	BAT Capital Corp.	2.259%	3/25/28	400	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	4.390%	8/15/37	200	165
	BAT Capital Corp.	4.540%	8/15/47	135	103
	BP Capital Markets plc	3.279%	9/19/27	23	22
[1,10]	BP Capital Markets plc	0.831%	11/8/27	1,800	1,724
[1,12]	Centrica plc	4.375%	3/13/29	500	590
[10]	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	1,100	1,039
[12]	CK Hutchison Group Telecom Finance SA	2.625%	10/17/34	200	181
[10]	Heathrow Funding Ltd.	1.500%	10/12/25	1,200	1,225
[1,10]	Heathrow Funding Ltd.	1.125%	10/8/30	700	612
	HSBC Holdings plc	0.976%	5/24/25	500	470
	HSBC Holdings plc	2.999%	3/10/26	400	381
[1]	HSBC Holdings plc	2.099%	6/4/26	255	237
	HSBC Holdings plc	1.589%	5/24/27	210	186
	HSBC Holdings plc	7.390%	11/3/28	215	234
	HSBC Holdings plc	2.871%	11/22/32	500	411
[1]	HSBC Holdings plc	6.500%	9/15/37	125	132
[1,12]	HSBC Holdings plc	6.000%	3/29/40	400	486
	HSBC Holdings plc	5.250%	3/14/44	200	191
[7]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	9
	Lloyds Banking Group plc	0.695%	5/11/24	405	399
[1]	Lloyds Banking Group plc	3.870%	7/9/25	275	270
	Lloyds Banking Group plc	4.716%	8/11/26	200	197
[1,10]	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/28	1,800	1,935
[1,10]	National Grid plc	2.179%	6/30/26	1,100	1,140
[1]	NatWest Group plc	4.269%	3/22/25	270	266
[1]	NatWest Group plc	3.073%	5/22/28	225	208
[1]	NatWest Group plc	4.892%	5/18/29	200	197
	RELX Capital Inc.	3.000%	5/22/30	100	89
[7]	Rolls-Royce plc	5.750%	10/15/27	45	44
[12]	Rothesay Life plc	8.000%	10/30/25	700	904
	Santander UK Group Holdings plc	6.833%	11/21/26	300	310
	Santander UK Group Holdings plc	6.534%	1/10/29	300	313
[12]	Scottish Widows Ltd.	5.500%	6/16/23	1,475	1,818
[12]	Utmost Group plc	4.000%	12/15/31	196	181
	Vodafone Group plc	6.150%	2/27/37	220	237
[1,10]	Vodafone Group plc	2.500%	5/24/39	500	440
	Vodafone Group plc	5.250%	5/30/48	340	323
[1,12]	Vodafone Group plc	3.000%	8/12/56	200	156
[1,10]	Vodafone International Financing DAC	3.750%	12/2/34	500	542
					20,763
United States (49.3%)
	Abbott Laboratories	4.900%	11/30/46	125	130
	AbbVie Inc.	2.600%	11/21/24	120	116
	AbbVie Inc.	3.800%	3/15/25	190	186
	AbbVie Inc.	3.600%	5/14/25	39	38
	AbbVie Inc.	4.050%	11/21/39	1,008	908
	AbbVie Inc.	4.250%	11/21/49	240	215
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/30	5	5
	Advanced Micro Devices Inc.	4.393%	6/1/52	160	149
[1]	AdventHealth Obligated Group	2.795%	11/15/51	300	205
	AEP Transmission Co. LLC	3.750%	12/1/47	130	109
	AEP Transmission Co. LLC	4.250%	9/15/48	100	91
[1]	AEP Transmission Co. LLC	3.650%	4/1/50	70	58
[1]	AEP Transmission Co. LLC	2.750%	8/15/51	100	69
	Aflac Inc.	1.125%	3/15/26	55	50
	Aflac Inc.	4.750%	1/15/49	200	195
	Agree LP	2.000%	6/15/28	50	43
	Agree LP	2.600%	6/15/33	60	48
[1]	Air Lease Corp.	2.875%	1/15/26	125	117
[1]	Air Lease Corp.	3.750%	6/1/26	100	96
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	99
	Alabama Power Co.	4.150%	8/15/44	50	44
	Albemarle Corp.	4.650%	6/1/27	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	130	89
	Alleghany Corp.	3.625%	5/15/30	250	237
[1]	Allina Health System	3.887%	4/15/49	130	110
[7]	Allison Transmission Inc.	4.750%	10/1/27	24	23
	Ally Financial Inc.	1.450%	10/2/23	120	117
	Altria Group Inc.	4.400%	2/14/26	101	101
	Altria Group Inc.	4.800%	2/14/29	100	99
	Altria Group Inc.	3.400%	5/6/30	25	22
	Altria Group Inc.	2.450%	2/4/32	255	199
	Altria Group Inc.	3.400%	2/4/41	70	49
	Altria Group Inc.	5.375%	1/31/44	100	93
	Altria Group Inc.	5.950%	2/14/49	100	95
	Altria Group Inc.	4.450%	5/6/50	40	30
	Amazon.com Inc.	4.700%	12/1/32	605	619
	Amazon.com Inc.	2.500%	6/3/50	115	78
	Amazon.com Inc.	3.950%	4/13/52	85	75
	Ameren Corp.	2.500%	9/15/24	100	96
	Ameren Corp.	3.500%	1/15/31	120	110
	Ameren Illinois Co.	1.550%	11/15/30	70	57
	Ameren Illinois Co.	4.150%	3/15/46	75	66
	Ameren Illinois Co.	5.900%	12/1/52	130	151
[7]	American Airlines Inc.	11.750%	7/15/25	5	6
[7]	American Airlines Inc.	5.500%	4/20/26	25	25
[7]	American Airlines Inc.	5.750%	4/20/29	60	58
[7]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	10	9
	American Electric Power Co. Inc.	2.031%	3/15/24	100	97
	American Express Co.	3.950%	8/1/25	600	591
	American Express Co.	5.850%	11/5/27	300	317
	American Express Co.	4.420%	8/3/33	270	263
[1]	American Honda Finance Corp.	1.200%	7/8/25	66	61
	American Honda Finance Corp.	4.750%	1/12/26	145	146
	American International Group Inc.	4.800%	7/10/45	32	31
	American International Group Inc.	4.375%	6/30/50	105	96
	American Tower Corp.	3.375%	10/15/26	170	161
	American Tower Corp.	3.600%	1/15/28	100	94
	AmerisourceBergen Corp.	2.700%	3/15/31	230	200
	AmerisourceBergen Corp.	4.300%	12/15/47	80	72
	Amgen Inc.	2.200%	2/21/27	125	115
	Amgen Inc.	3.350%	2/22/32	135	122
	Amgen Inc.	5.150%	11/15/41	61	60
	Amgen Inc.	3.375%	2/21/50	340	255
	Amgen Inc.	2.770%	9/1/53	147	95
	Amgen Inc.	4.400%	2/22/62	140	120
[7]	Antero Resources Corp.	5.375%	3/1/30	16	15
	Aon Global Ltd.	4.600%	6/14/44	35	32
	Aon Global Ltd.	4.750%	5/15/45	70	66
[1]	Appalachian Power Co.	4.500%	3/1/49	30	27
	Apple Inc.	3.250%	8/8/29	520	494
	Apple Inc.	3.850%	8/4/46	196	176
	Apple Inc.	2.650%	5/11/50	70	50
	Apple Inc.	2.700%	8/5/51	225	160
	Apple Inc.	4.100%	8/8/62	250	223
[7]	Aramark Services Inc.	6.375%	5/1/25	10	10
[7]	Arconic Corp.	6.000%	5/15/25	7	7
[7]	Arconic Corp.	6.125%	2/15/28	15	14
[7]	Ardagh Packaging Finance plc	5.250%	4/30/25	14	14
	Asbury Automotive Group Inc.	4.500%	3/1/28	46	42
[7]	ASP Unifrax Holdings Inc.	5.250%	9/30/28	15	13
	AT&T Inc.	3.800%	2/15/27	140	136
	AT&T Inc.	4.350%	3/1/29	273	268
[1]	AT&T Inc.	4.300%	2/15/30	56	55
	AT&T Inc.	2.250%	2/1/32	266	217
	AT&T Inc.	4.500%	5/15/35	130	124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	4.900%	8/15/37	55	53
	AT&T Inc.	3.500%	9/15/53	235	174
	AT&T Inc.	3.550%	9/15/55	213	156
	AT&T Inc.	3.800%	12/1/57	111	84
	AT&T Inc.	3.650%	9/15/59	130	95
[7]	Athene Global Funding	0.950%	1/8/24	195	187
	AutoZone Inc.	4.500%	2/1/28	200	199
[7]	Avient Corp.	7.125%	8/1/30	15	15
[7]	Axalta Coating Systems LLC	4.750%	6/15/27	10	9
	Ball Corp.	6.875%	3/15/28	10	10
	Ball Corp.	2.875%	8/15/30	12	10
	Ball Corp.	3.125%	9/15/31	15	12
[1]	Bank of America Corp.	0.810%	10/24/24	285	276
[1]	Bank of America Corp.	4.000%	1/22/25	75	74
[1]	Bank of America Corp.	0.981%	9/25/25	570	532
[1]	Bank of America Corp.	3.366%	1/23/26	239	231
[1]	Bank of America Corp.	1.319%	6/19/26	135	124
	Bank of America Corp.	1.734%	7/22/27	365	327
[1]	Bank of America Corp.	4.948%	7/22/28	140	140
	Bank of America Corp.	6.204%	11/10/28	440	464
[1]	Bank of America Corp.	3.419%	12/20/28	235	220
[1]	Bank of America Corp.	3.194%	7/23/30	165	148
[1]	Bank of America Corp.	2.496%	2/13/31	150	128
[1]	Bank of America Corp.	1.898%	7/23/31	115	93
[1,10]	Bank of America Corp.	0.654%	10/26/31	1,100	928
	Bank of America Corp.	2.687%	4/22/32	675	571
[1]	Bank of America Corp.	2.676%	6/19/41	170	126
	Bank of America Corp.	3.311%	4/22/42	60	48
[1]	Bank of America Corp.	4.875%	4/1/44	75	74
[1]	Bank of America Corp.	3.946%	1/23/49	35	30
[1]	Bank of America Corp.	4.083%	3/20/51	125	108
[1]	Bank of America Corp.	2.831%	10/24/51	70	48
	Bank of New York Mellon Corp.	4.414%	7/24/26	300	298
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	250	264
	Bank of New York Mellon Corp.	4.543%	2/1/29	150	150
	Bank of New York Mellon Corp.	4.596%	7/26/30	200	200
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	200	216
	Bank of New York Mellon Corp.	4.706%	2/1/34	150	149
	Bath & Body Works Inc.	7.500%	6/15/29	15	15
	Baxter International Inc.	2.272%	12/1/28	210	183
	Baxter International Inc.	3.950%	4/1/30	100	94
	Baxter International Inc.	2.539%	2/1/32	120	98
	Baxter International Inc.	3.132%	12/1/51	135	93
	Becton Dickinson & Co.	4.685%	12/15/44	36	34
	Becton Dickinson & Co.	4.669%	6/6/47	40	38
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	100	71
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	100	90
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	42
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	250	216
[10]	Berkshire Hathaway Inc.	1.625%	3/16/35	400	348
[7]	Berry Global Inc.	4.875%	7/15/26	28	27
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	180	123
[7]	Big River Steel LLC	6.625%	1/31/29	22	22
	Boeing Co.	2.800%	3/1/24	30	29
	Boeing Co.	4.875%	5/1/25	265	265
	Boeing Co.	2.750%	2/1/26	125	118
	Boeing Co.	2.250%	6/15/26	10	9
	Boeing Co.	5.150%	5/1/30	76	77
	Boeing Co.	3.550%	3/1/38	100	81
	Boeing Co.	5.705%	5/1/40	160	164
	Boeing Co.	5.805%	5/1/50	175	179
	Boeing Co.	5.930%	5/1/60	50	51
[10]	Booking Holdings Inc.	4.750%	11/15/34	297	343
	Boston Properties LP	3.250%	1/30/31	300	257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	2.450%	10/1/33	300	228
[1]	BP Capital Markets America Inc.	3.017%	1/16/27	120	114
	BP Capital Markets America Inc.	4.234%	11/6/28	300	299
	BP Capital Markets America Inc.	2.721%	1/12/32	110	96
	BP Capital Markets America Inc.	2.939%	6/4/51	120	86
	BP Capital Markets America Inc.	3.001%	3/17/52	50	36
	Bristol-Myers Squibb Co.	3.400%	7/26/29	718	685
	Bristol-Myers Squibb Co.	1.450%	11/13/30	15	12
	Bristol-Myers Squibb Co.	2.950%	3/15/32	150	136
	Bristol-Myers Squibb Co.	2.550%	11/13/50	70	48
[7]	Broadcom Inc.	1.950%	2/15/28	50	43
	Broadcom Inc.	5.000%	4/15/30	120	118
[7]	Broadcom Inc.	3.137%	11/15/35	360	279
[7]	Broadcom Inc.	3.187%	11/15/36	145	111
[7]	Broadcom Inc.	3.500%	2/15/41	60	46
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	325	358
[7]	Cable One Inc.	4.000%	11/15/30	20	17
[7]	Caesars Resort Collection LLC	5.750%	7/1/25	17	17
[7]	Calpine Corp.	5.125%	3/15/28	25	23
	Camden Property Trust	3.350%	11/1/49	110	83
[7]	Camelot Return Merger Sub Inc.	8.750%	8/1/28	30	28
[7]	Cameron LNG LLC	3.701%	1/15/39	180	153
	Campbell Soup Co.	2.375%	4/24/30	468	402
[3]	Capital One Financial Corp.	5.468%	2/1/29	180	181
	Capital One Financial Corp.	2.618%	11/2/32	175	143
[3]	Capital One Financial Corp.	5.817%	2/1/34	250	252
[1]	Capital One NA	2.280%	1/28/26	300	284
[7]	Cargill Inc.	4.875%	10/10/25	95	96
[7]	Cargill Inc.	5.125%	10/11/32	65	68
[7]	Cargo Aircraft Management Inc.	4.750%	2/1/28	10	9
[7]	Carnival Corp.	5.750%	3/1/27	45	37
[7]	Carnival Corp.	4.000%	8/1/28	25	22
[7]	Carnival Holdings Bermuda Ltd.	10.375%	5/1/28	5	5
	Carrier Global Corp.	2.700%	2/15/31	350	301
	Carrier Global Corp.	3.377%	4/5/40	100	80
[7]	Catalent Pharma Solutions Inc.	3.125%	2/15/29	20	17
[7]	Catalent Pharma Solutions Inc.	3.500%	4/1/30	10	8
[1]	Caterpillar Financial Services Corp.	4.900%	1/17/25	1,290	1,303
	Caterpillar Financial Services Corp.	4.800%	1/6/26	490	497
	Cboe Global Markets Inc.	1.625%	12/15/30	92	75
[7]	CCO Holdings LLC	5.000%	2/1/28	20	19
[7]	CCO Holdings LLC	6.375%	9/1/29	45	43
[7]	CCO Holdings LLC	4.750%	3/1/30	45	39
[7]	Cedar Fair LP	5.500%	5/1/25	16	16
	Celanese US Holdings LLC	5.900%	7/5/24	55	55
	Centene Corp.	2.450%	7/15/28	145	126
	Centene Corp.	3.000%	10/15/30	14	12
	Centene Corp.	2.625%	8/1/31	60	49
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	30	26
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	218	196
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	90	90
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	65	55
	CenterPoint Energy Inc.	2.950%	3/1/30	10	9
	CenterPoint Energy Inc.	2.650%	6/1/31	190	163
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	200	165
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	43
	Charles Schwab Corp.	2.450%	3/3/27	130	121
[7]	Chart Industries Inc.	7.500%	1/1/30	5	5
[7]	Chart Industries Inc.	9.500%	1/1/31	2	2
[1]	Charter Communications Operating LLC	4.500%	2/1/24	425	421
	Charter Communications Operating LLC	4.200%	3/15/28	70	66

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	5.050%	3/30/29	80	78
	Charter Communications Operating LLC	3.500%	3/1/42	330	229
	Charter Communications Operating LLC	6.484%	10/23/45	85	83
	Charter Communications Operating LLC	5.375%	5/1/47	285	243
	Charter Communications Operating LLC	4.800%	3/1/50	100	79
[7]	Chemours Co.	4.625%	11/15/29	27	23
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	70	66
	Cheniere Energy Inc.	4.625%	10/15/28	25	24
	Cheniere Energy Partners LP	4.000%	3/1/31	25	22
	Cheniere Energy Partners LP	3.250%	1/31/32	10	8
	Chevron Corp.	2.236%	5/11/30	75	67
	Chevron USA Inc.	3.250%	10/15/29	50	47
[1]	Children's Hospital of Philadelphia	2.704%	7/1/50	150	102
[10]	Chubb INA Holdings Inc.	0.875%	6/15/27	560	541
[10]	Chubb INA Holdings Inc.	1.550%	3/15/28	700	686
	Chubb INA Holdings Inc.	1.375%	9/15/30	220	178
	Chubb INA Holdings Inc.	4.350%	11/3/45	82	78
[7]	Churchill Downs Inc.	5.500%	4/1/27	33	32
[7]	Churchill Downs Inc.	4.750%	1/15/28	41	38
	Cigna Corp.	1.250%	3/15/26	150	135
	Cigna Corp.	2.375%	3/15/31	75	64
	Cigna Corp.	4.800%	8/15/38	155	152
	Cigna Corp.	3.400%	3/15/50	150	114
	Citigroup Inc.	0.981%	5/1/25	210	199
	Citigroup Inc.	2.014%	1/25/26	150	141
	Citigroup Inc.	3.200%	10/21/26	100	95
	Citigroup Inc.	4.300%	11/20/26	150	147
	Citigroup Inc.	4.450%	9/29/27	125	123
	Citigroup Inc.	4.658%	5/24/28	95	94
[1]	Citigroup Inc.	3.668%	7/24/28	415	393
[1]	Citigroup Inc.	2.976%	11/5/30	140	123
[1]	Citigroup Inc.	2.572%	6/3/31	500	424
	Citigroup Inc.	2.561%	5/1/32	165	137
	Citigroup Inc.	4.650%	7/30/45	90	85
	Citigroup Inc.	4.650%	7/23/48	55	53
[1]	City of Hope	4.378%	8/15/48	80	70
[7]	Civitas Resources Inc.	5.000%	10/15/26	10	9
[7]	Clarios Global LP	6.750%	5/15/25	5	5
[7]	Clarios Global LP	8.500%	5/15/27	22	22
[7]	Clean Harbors Inc.	6.375%	2/1/31	4	4
	CME Group Inc.	2.650%	3/15/32	200	175
	CMS Energy Corp.	3.450%	8/15/27	260	246
	CMS Energy Corp.	4.875%	3/1/44	135	129
	CNH Industrial Capital LLC	1.950%	7/2/23	200	197
[7]	CNX Resources Corp.	7.375%	1/15/31	5	5
	Coca-Cola Co.	1.000%	3/15/28	150	129
	Coca-Cola Co.	3.000%	3/5/51	50	39
[7]	Cogent Communications Group Inc.	7.000%	6/15/27	15	15
	Colgate-Palmolive Co.	3.250%	8/15/32	170	160
	Comcast Corp.	5.250%	11/7/25	120	123
[10]	Comcast Corp.	0.000%	9/14/26	2,000	1,929
	Comcast Corp.	3.150%	2/15/28	225	213
	Comcast Corp.	4.150%	10/15/28	70	69
	Comcast Corp.	2.650%	2/1/30	275	246
	Comcast Corp.	4.400%	8/15/35	90	88
[12]	Comcast Corp.	1.875%	2/20/36	400	363
	Comcast Corp.	6.550%	7/1/39	80	94
	Comcast Corp.	3.250%	11/1/39	145	121
	Comcast Corp.	4.500%	1/15/43	140	129
	Comcast Corp.	4.700%	10/15/48	134	129
	Comcast Corp.	4.950%	10/15/58	65	65
	Comcast Corp.	2.650%	8/15/62	263	166
	Comcast Corp.	2.987%	11/1/63	413	276
[1]	CommonSpirit Health	4.350%	11/1/42	220	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Edison Co.	4.900%	2/1/33	50	52
	Commonwealth Edison Co.	3.800%	10/1/42	115	100
	Commonwealth Edison Co.	5.300%	2/1/53	180	192
[7]	CommScope Inc.	6.000%	3/1/26	8	8
[7]	CommScope Inc.	7.125%	7/1/28	21	16
	Connecticut Light & Power Co.	5.250%	1/15/53	175	187
	ConocoPhillips Co.	6.950%	4/15/29	100	113
	ConocoPhillips Co.	4.300%	11/15/44	65	61
	ConocoPhillips Co.	3.800%	3/15/52	180	154
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	86
	Constellation Brands Inc.	2.250%	8/1/31	290	239
	Constellation Energy Generation LLC	6.250%	10/1/39	100	108
	Consumers Energy Co.	4.650%	3/1/28	360	365
	Consumers Energy Co.	3.600%	8/15/32	115	108
[7]	Continental Resources Inc.	2.268%	11/15/26	100	89
[7]	Continental Resources Inc.	2.875%	4/1/32	40	31
[7]	Corebridge Financial Inc.	3.500%	4/4/25	100	97
[7]	Corebridge Financial Inc.	3.650%	4/5/27	90	86
[7]	Corebridge Financial Inc.	3.850%	4/5/29	170	159
[7]	Corebridge Financial Inc.	3.900%	4/5/32	100	91
[7]	Corebridge Financial Inc.	4.350%	4/5/42	100	88
[7]	Corebridge Financial Inc.	4.400%	4/5/52	150	129
	Corporate Office Properties LP	2.250%	3/15/26	175	159
	Corporate Office Properties LP	2.750%	4/15/31	105	82
	Coterra Energy Inc.	3.900%	5/15/27	40	38
	Coterra Energy Inc.	4.375%	3/15/29	130	125
[7]	Cox Communications Inc.	4.800%	2/1/35	100	93
	Crown Castle Inc.	5.000%	1/11/28	100	101
	Crown Castle Inc.	3.800%	2/15/28	68	65
	Crown Castle Inc.	4.750%	5/15/47	125	113
	Crown Castle Inc.	5.200%	2/15/49	85	82
[7]	CrownRock LP	5.625%	10/15/25	10	10
[7]	CrownRock LP	5.000%	5/1/29	10	9
[7]	CSC Holdings LLC	4.625%	12/1/30	16	9
[7]	CSC Holdings LLC	3.375%	2/15/31	10	7
	CSX Corp.	4.750%	11/15/48	190	184
	CubeSmart LP	2.250%	12/15/28	225	193
	CVS Health Corp.	4.875%	7/20/35	80	80
	CVS Health Corp.	4.780%	3/25/38	259	248
	CVS Health Corp.	4.125%	4/1/40	135	118
	CVS Health Corp.	5.125%	7/20/45	75	72
	Dana Inc.	4.500%	2/15/32	40	34
[7]	DaVita Inc.	3.750%	2/15/31	25	19
	DCP Midstream Operating LP	5.625%	7/15/27	6	6
	DCP Midstream Operating LP	5.125%	5/15/29	21	21
	Dell International LLC	6.020%	6/15/26	80	82
	Dell International LLC	6.100%	7/15/27	120	126
	Dell International LLC	5.250%	2/1/28	190	191
	Dell International LLC	5.300%	10/1/29	28	28
	Dell International LLC	6.200%	7/15/30	125	132
	Delta Air Lines Inc.	2.900%	10/28/24	12	11
[7]	Delta Air Lines Inc.	4.750%	10/20/28	256	249
	Delta Air Lines Inc.	3.750%	10/28/29	15	13
	Devon Energy Corp.	5.850%	12/15/25	40	41
	Devon Energy Corp.	5.875%	6/15/28	9	9
	Devon Energy Corp.	5.600%	7/15/41	50	50
	Devon Energy Corp.	5.000%	6/15/45	30	28
	DH Europe Finance II Sarl	2.600%	11/15/29	125	112
	Diamondback Energy Inc.	3.125%	3/24/31	65	57
	Diamondback Energy Inc.	4.250%	3/15/52	100	80
[10]	Digital Euro Finco LLC	2.625%	4/15/24	2,092	2,220
[7]	Directv Financing LLC	5.875%	8/15/27	30	27
	Discovery Communications LLC	4.900%	3/11/26	337	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Discovery Communications LLC	6.350%	6/1/40	50	50
	Discovery Communications LLC	4.000%	9/15/55	62	43
[7]	DISH DBS Corp.	5.250%	12/1/26	15	13
[7]	DISH DBS Corp.	5.750%	12/1/28	10	8
	DISH DBS Corp.	5.125%	6/1/29	15	10
[7]	DISH Network Corp.	11.750%	11/15/27	35	36
[1]	Dominion Energy Inc.	4.050%	9/15/42	170	141
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	40	42
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	240	227
	Dow Chemical Co.	2.100%	11/15/30	100	84
	Dow Chemical Co.	4.375%	11/15/42	180	161
[7]	DT Midstream Inc.	4.125%	6/15/29	26	23
[7]	DT Midstream Inc.	4.375%	6/15/31	20	17
	DTE Electric Co.	4.300%	7/1/44	120	111
	DTE Electric Co.	3.700%	6/1/46	75	62
	Duke Energy Carolinas LLC	2.450%	2/1/30	85	75
	Duke Energy Carolinas LLC	2.550%	4/15/31	45	39
	Duke Energy Carolinas LLC	4.950%	1/15/33	100	103
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	21
	Duke Energy Carolinas LLC	4.250%	12/15/41	125	115
	Duke Energy Carolinas LLC	5.350%	1/15/53	180	190
[10]	Duke Energy Corp.	3.100%	6/15/28	1,533	1,577
	Duke Energy Corp.	3.500%	6/15/51	100	76
	Duke Energy Corp.	5.000%	8/15/52	160	153
	Duke Energy Florida LLC	3.400%	10/1/46	35	27
	Duke Energy Indiana LLC	2.750%	4/1/50	75	51
	Duke Energy Progress LLC	3.400%	4/1/32	100	92
	Duke Energy Progress LLC	4.100%	5/15/42	200	179
	Duke Energy Progress LLC	2.500%	8/15/50	170	110
	DuPont de Nemours Inc.	5.319%	11/15/38	40	41
	eBay Inc.	5.900%	11/22/25	75	77
	eBay Inc.	5.950%	11/22/27	75	79
	eBay Inc.	6.300%	11/22/32	145	158
[7]	Element Solutions Inc.	3.875%	9/1/28	16	14
	Elevance Health Inc.	3.125%	5/15/50	190	142
	Elevance Health Inc.	6.100%	10/15/52	155	177
	Eli Lilly & Co.	2.500%	9/15/60	100	67
	Emerson Electric Co.	2.200%	12/21/31	90	75
[7]	Endeavor Energy Resources LP	5.750%	1/30/28	15	15
[7]	Energizer Holdings Inc.	4.750%	6/15/28	33	30
[7]	Energizer Holdings Inc.	4.375%	3/31/29	30	26
	Energy Transfer LP	3.750%	5/15/30	70	64
	Energy Transfer LP	5.750%	2/15/33	230	237
	Energy Transfer LP	6.050%	6/1/41	65	66
	Energy Transfer LP	6.500%	2/1/42	100	106
	Energy Transfer LP	5.300%	4/1/44	75	69
	Energy Transfer LP	5.150%	3/15/45	85	77
	Energy Transfer LP	6.250%	4/15/49	70	71
[7]	EnLink Midstream LLC	5.625%	1/15/28	7	7
	EnLink Midstream LLC	5.375%	6/1/29	15	14
	Enstar Group Ltd.	4.950%	6/1/29	140	132
[7]	Entegris Escrow Corp.	4.750%	4/15/29	190	178
[7]	Entegris Escrow Corp.	5.950%	6/15/30	45	43
	Entergy Arkansas LLC	5.150%	1/15/33	30	31
	Entergy Arkansas LLC	2.650%	6/15/51	100	67
	Entergy Corp.	2.800%	6/15/30	90	78
	Entergy Louisiana LLC	3.250%	4/1/28	593	557
	Enterprise Products Operating LLC	5.350%	1/31/33	90	94
	Enterprise Products Operating LLC	4.850%	3/15/44	215	204
	Enterprise Products Operating LLC	4.900%	5/15/46	30	28
	Enterprise Products Operating LLC	4.250%	2/15/48	50	43
	Enterprise Products Operating LLC	3.700%	1/31/51	70	55
	EOG Resources Inc.	3.900%	4/1/35	20	19
[7]	EQM Midstream Partners LP	7.500%	6/1/27	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	EQM Midstream Partners LP	6.500%	7/1/27	16	16
	EQM Midstream Partners LP	5.500%	7/15/28	15	14
[7]	EQM Midstream Partners LP	7.500%	6/1/30	10	10
	EQT Corp.	5.678%	10/1/25	145	145
[7]	EQT Corp.	3.125%	5/15/26	7	7
	EQT Corp.	3.900%	10/1/27	96	91
	EQT Corp.	5.000%	1/15/29	25	24
[7]	EQT Corp.	3.625%	5/15/31	55	48
	Equitable Holdings Inc.	5.594%	1/11/33	290	297
	Equitable Holdings Inc.	5.000%	4/20/48	115	109
[7]	ERAC USA Finance LLC	7.000%	10/15/37	180	210
	ERP Operating LP	4.500%	7/1/44	135	126
	Essex Portfolio LP	4.500%	3/15/48	60	52
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	96	72
	Evergy Kansas Central Inc.	3.250%	9/1/49	150	113
	Eversource Energy	4.200%	6/27/24	163	161
[1]	Eversource Energy	1.400%	8/15/26	300	269
	Exelon Corp.	3.400%	4/15/26	125	120
	Exelon Corp.	3.350%	3/15/32	200	181
	Exelon Corp.	4.450%	4/15/46	165	149
	Exelon Corp.	4.100%	3/15/52	100	87
	Expedia Group Inc.	2.950%	3/15/31	38	32
[10]	Exxon Mobil Corp.	1.408%	6/26/39	155	114
	Exxon Mobil Corp.	4.227%	3/19/40	155	148
	Exxon Mobil Corp.	4.114%	3/1/46	55	50
	FedEx Corp.	3.875%	8/1/42	30	24
	FirstEnergy Corp.	2.650%	3/1/30	150	128
[1]	FirstEnergy Corp.	2.250%	9/1/30	60	49
[7]	FirstEnergy Transmission LLC	4.550%	4/1/49	100	87
	Florida Power & Light Co.	5.625%	4/1/34	165	180
	Florida Power & Light Co.	3.800%	12/15/42	150	131
	FMC Corp.	4.100%	2/1/24	200	198
	FMC Corp.	4.500%	10/1/49	30	26
	Ford Motor Credit Co. LLC	4.950%	5/28/27	45	43
	Ford Motor Credit Co. LLC	4.125%	8/17/27	5	5
	Ford Motor Credit Co. LLC	3.815%	11/2/27	22	20
	Ford Motor Credit Co. LLC	2.900%	2/10/29	53	44
	Ford Motor Credit Co. LLC	4.000%	11/13/30	10	9
	Ford Motor Credit Co. LLC	3.625%	6/17/31	45	37
	Fox Corp.	5.476%	1/25/39	150	145
	Freeport-McMoRan Inc.	4.125%	3/1/28	62	59
	Freeport-McMoRan Inc.	4.375%	8/1/28	30	29
	Freeport-McMoRan Inc.	5.250%	9/1/29	50	50
	Freeport-McMoRan Inc.	4.250%	3/1/30	10	9
	Freeport-McMoRan Inc.	4.625%	8/1/30	40	38
	Freeport-McMoRan Inc.	5.450%	3/15/43	10	10
[7]	Frontier Communications Holdings LLC	5.875%	10/15/27	7	7
[7]	Frontier Communications Holdings LLC	5.000%	5/1/28	16	15
[7]	Frontier Communications Holdings LLC	6.000%	1/15/30	15	12
	FS KKR Capital Corp.	3.400%	1/15/26	220	201
[7]	Gates Global LLC	6.250%	1/15/26	5	5
	GATX Corp.	3.500%	6/1/32	100	87
[7]	GE HealthCare Technologies Inc.	5.600%	11/15/25	220	224
[7]	GE HealthCare Technologies Inc.	5.650%	11/15/27	185	192
[7]	GE HealthCare Technologies Inc.	5.857%	3/15/30	110	117
[7]	GE HealthCare Technologies Inc.	5.905%	11/22/32	100	108
[7]	GE HealthCare Technologies Inc.	6.377%	11/22/52	100	115
	General Dynamics Corp.	3.250%	4/1/25	40	39
	General Dynamics Corp.	4.250%	4/1/40	95	92
	General Mills Inc.	4.150%	2/15/43	70	63
	General Motors Co.	6.125%	10/1/25	150	154
	General Motors Co.	5.200%	4/1/45	88	77
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	388
	General Motors Financial Co. Inc.	2.750%	6/20/25	390	368

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	6.050%	10/10/25	650	662
	General Motors Financial Co. Inc.	1.250%	1/8/26	455	408
	General Motors Financial Co. Inc.	1.500%	6/10/26	60	53
	Genesis Energy LP	6.500%	10/1/25	4	4
[7]	Georgia-Pacific LLC	1.750%	9/30/25	245	227
	Gilead Sciences Inc.	4.150%	3/1/47	190	170
	Global Payments Inc.	1.500%	11/15/24	120	113
	Goldman Sachs Group Inc.	1.431%	3/9/27	265	237
	Goldman Sachs Group Inc.	2.640%	2/24/28	170	156
[1,12]	Goldman Sachs Group Inc.	7.250%	4/10/28	800	1,087
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	135	130
	Goldman Sachs Group Inc.	2.615%	4/22/32	250	209
[12]	Goldman Sachs Group Inc.	6.875%	1/18/38	200	278
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	255	236
	Goldman Sachs Group Inc.	3.210%	4/22/42	100	79
	Goldman Sachs Group Inc.	4.750%	10/21/45	85	82
[1,8,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	4.605%	5/2/24	300	213
	Goodyear Tire & Rubber Co.	5.000%	7/15/29	12	11
[7]	Graham Packaging Co. Inc.	7.125%	8/15/28	15	13
[7]	Graphic Packaging International LLC	3.500%	3/15/28	3	3
	GSK Consumer Healthcare Capital US LLC	3.625%	3/24/32	190	174
[7]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	230	210
	HCA Inc.	5.250%	6/15/49	115	105
	Healthpeak Properties Inc.	5.250%	12/15/32	170	173
	Helmerich & Payne Inc.	2.900%	9/29/31	130	110
	Hess Corp.	7.300%	8/15/31	5	6
[7]	Hess Midstream Operations LP	5.500%	10/15/30	6	6
[7]	Hilcorp Energy I LP	5.750%	2/1/29	5	5
[7]	Hilcorp Energy I LP	6.000%	2/1/31	6	6
[7]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	10
	Home Depot Inc.	4.000%	9/15/25	90	90
	Home Depot Inc.	3.900%	12/6/28	130	128
	Home Depot Inc.	2.950%	6/15/29	85	79
	Home Depot Inc.	2.700%	4/15/30	15	13
	Home Depot Inc.	4.500%	9/15/32	125	127
	Home Depot Inc.	4.250%	4/1/46	225	209
	Home Depot Inc.	3.900%	6/15/47	125	110
	Home Depot Inc.	4.500%	12/6/48	75	73
	Home Depot Inc.	2.750%	9/15/51	493	349
	Home Depot Inc.	4.950%	9/15/52	55	57
	Home Depot Inc.	3.500%	9/15/56	70	57
	Honeywell International Inc.	5.000%	2/15/33	295	311
[10]	Honeywell International Inc.	4.125%	11/2/34	819	915
	Honeywell International Inc.	5.700%	3/15/37	430	475
	Hormel Foods Corp.	1.700%	6/3/28	50	44
	Hormel Foods Corp.	1.800%	6/11/30	10	8
	HP Inc.	4.000%	4/15/29	220	208
	HP Inc.	2.650%	6/17/31	86	70
[7]	Imola Merger Corp.	4.750%	5/15/29	15	13
[7]	Ingevity Corp.	3.875%	11/1/28	15	13
	Intel Corp.	4.150%	8/5/32	100	96
	Intel Corp.	4.750%	3/25/50	228	211
	Intel Corp.	3.050%	8/12/51	200	139
	Intel Corp.	4.900%	8/5/52	200	189
	Intercontinental Exchange Inc.	4.950%	6/15/52	70	69
	Intercontinental Exchange Inc.	5.200%	6/15/62	55	55
	International Business Machines Corp.	3.300%	5/15/26	160	154
	International Business Machines Corp.	4.150%	5/15/39	290	262
[3]	International Business Machines Corp.	5.100%	2/6/53	240	240
	International Paper Co.	4.800%	6/15/44	45	42
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	100	76
	Invesco Finance plc	5.375%	11/30/43	55	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	ITC Holdings Corp.	4.950%	9/22/27	50	51
	ITC Holdings Corp.	3.350%	11/15/27	320	303
[7]	ITC Holdings Corp.	2.950%	5/14/30	150	132
[7]	JBS USA LUX SA	5.750%	4/1/33	417	410
[1]	John Deere Capital Corp.	4.800%	1/9/26	480	486
[1]	John Deere Capital Corp.	4.850%	10/11/29	300	309
	Johnson & Johnson	2.450%	9/1/60	100	67
	JPMorgan Chase & Co.	4.080%	4/26/26	200	196
	JPMorgan Chase & Co.	1.578%	4/22/27	100	90
	JPMorgan Chase & Co.	4.323%	4/26/28	270	264
	JPMorgan Chase & Co.	4.851%	7/25/28	140	140
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	50	47
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	212	203
	JPMorgan Chase & Co.	2.963%	1/25/33	130	111
	JPMorgan Chase & Co.	4.586%	4/26/33	100	97
	JPMorgan Chase & Co.	6.400%	5/15/38	150	172
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	62	55
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	240	190
	JPMorgan Chase & Co.	5.600%	7/15/41	81	87
	JPMorgan Chase & Co.	2.525%	11/19/41	190	136
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	70	61
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	70	51
	JPMorgan Chase & Co.	3.328%	4/22/52	290	221
[7]	Kaiser Aluminum Corp.	4.500%	6/1/31	20	17
	Kaiser Foundation Hospitals	3.150%	5/1/27	347	332
	KB Home	7.250%	7/15/30	20	20
	Keurig Dr Pepper Inc.	4.500%	11/15/45	330	301
[1]	KeyBank NA	4.150%	8/8/25	250	247
	KeyBank NA	5.000%	1/26/33	250	251
	Kimco Realty OP LLC	4.250%	4/1/45	75	61
	Kimco Realty OP LLC	3.700%	10/1/49	70	52
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	385	397
	Kinder Morgan Inc.	4.800%	2/1/33	70	68
	KLA Corp.	5.000%	3/15/49	116	115
	Kraft Heinz Foods Co.	3.875%	5/15/27	236	230
	Kraft Heinz Foods Co.	3.750%	4/1/30	80	76
	Kraft Heinz Foods Co.	4.875%	10/1/49	27	25
	Kroger Co.	2.200%	5/1/30	225	189
	Kroger Co.	3.875%	10/15/46	125	102
[1]	L3Harris Technologies Inc.	4.400%	6/15/28	210	209
	L3Harris Technologies Inc.	5.054%	4/27/45	30	29
[7]	Ladder Capital Finance Holdings LLLP	4.750%	6/15/29	20	17
[7]	Lamb Weston Holdings Inc.	4.875%	5/15/28	16	15
[7]	Level 3 Financing Inc.	4.625%	9/15/27	22	19
[7]	Level 3 Financing Inc.	3.625%	1/15/29	20	15
[7]	Lithia Motors Inc.	4.625%	12/15/27	15	14
[7]	Lithia Motors Inc.	3.875%	6/1/29	52	44
[7]	Lithia Motors Inc.	4.375%	1/15/31	2	2
[7]	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
[7]	Live Nation Entertainment Inc.	6.500%	5/15/27	31	31
	Lockheed Martin Corp.	4.500%	5/15/36	665	662
	Lockheed Martin Corp.	4.700%	5/15/46	70	70
	Lockheed Martin Corp.	4.300%	6/15/62	295	272
	Lowe's Cos. Inc.	3.100%	5/3/27	433	411
	Lowe's Cos. Inc.	1.300%	4/15/28	100	85
	Lowe's Cos. Inc.	1.700%	9/15/28	90	78
	Lowe's Cos. Inc.	4.450%	4/1/62	190	161
	LYB International Finance III LLC	3.375%	10/1/40	50	38
	M&T Bank Corp.	5.053%	1/27/34	190	189
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	270	270
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	270	269
[1]	Marriott International Inc.	4.625%	6/15/30	300	292
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	140	152
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	150	107

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	110	132
[10]	Mastercard Inc.	1.000%	2/22/29	989	951
[7]	Mattel Inc.	3.375%	4/1/26	10	9
[7]	Mattel Inc.	5.875%	12/15/27	10	10
[7]	McAfee Corp.	7.375%	2/15/30	25	21
[7]	Medline Borrower LP	3.875%	4/1/29	10	9
[7]	Medline Borrower LP	5.250%	10/1/29	5	4
[10]	Medtronic Global Holdings SCA	3.000%	10/15/28	1,500	1,597
	Merck & Co. Inc.	1.900%	12/10/28	5	4
	Merck & Co. Inc.	3.400%	3/7/29	40	38
	Merck & Co. Inc.	2.150%	12/10/31	330	280
[7]	Meritage Homes Corp.	3.875%	4/15/29	60	53
	Meta Platforms Inc.	3.850%	8/15/32	140	130
	MetLife Inc.	4.125%	8/13/42	75	68
	MetLife Inc.	4.875%	11/13/43	335	333
	MetLife Inc.	5.000%	7/15/52	115	117
	MetLife Inc.	5.250%	1/15/54	80	83
[7]	Midcap Financial Issuer Trust	5.625%	1/15/30	17	14
[7]	Mileage Plus Holdings LLC	6.500%	6/20/27	420	425
	Mondelez International Inc.	1.500%	2/4/31	200	160
[1]	Morgan Stanley	2.720%	7/22/25	480	464
	Morgan Stanley	4.679%	7/17/26	100	99
	Morgan Stanley	5.050%	1/28/27	570	572
	Morgan Stanley	3.950%	4/23/27	270	261
	Morgan Stanley	1.593%	5/4/27	195	175
	Morgan Stanley	2.475%	1/21/28	200	182
[1]	Morgan Stanley	3.591%	7/22/28	275	260
	Morgan Stanley	5.123%	2/1/29	270	273
[10]	Morgan Stanley	0.495%	10/26/29	500	447
[1]	Morgan Stanley	2.699%	1/22/31	635	551
[1]	Morgan Stanley	1.794%	2/13/32	380	300
[10]	Morgan Stanley	2.950%	5/7/32	400	397
[1,10]	Morgan Stanley	5.148%	1/25/34	500	584
	Morgan Stanley	5.948%	1/19/38	270	275
[1]	Morgan Stanley	3.971%	7/22/38	90	81
[1]	Morgan Stanley	4.457%	4/22/39	75	71
	Morgan Stanley	3.217%	4/22/42	135	108
	Morgan Stanley	4.300%	1/27/45	30	28
[1]	Morgan Stanley	2.802%	1/25/52	90	62
	Mosaic Co.	4.875%	11/15/41	30	27
[1]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	161
	MPLX LP	1.750%	3/1/26	150	137
	MPLX LP	4.500%	4/15/38	290	264
	MPT Operating Partnership LP	3.500%	3/15/31	25	18
[7]	MSCI Inc.	3.625%	9/1/30	15	13
	Nasdaq Inc.	2.500%	12/21/40	100	70
	Nasdaq Inc.	3.950%	3/7/52	30	25
[7]	Nationwide Financial Services Inc.	3.900%	11/30/49	65	50
[7]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	102
[7]	NCL Corp. Ltd.	5.875%	2/15/27	14	13
[7]	NCL Corp. Ltd.	7.750%	2/15/29	10	9
[7]	Nestle Holdings Inc.	1.000%	9/15/27	325	282
[1,12]	Nestle Holdings Inc.	1.375%	6/23/33	500	471
[7]	Nestle Holdings Inc.	4.000%	9/24/48	150	136
[7]	Netflix Inc.	3.625%	6/15/25	40	39
	Netflix Inc.	4.875%	4/15/28	175	175
	Netflix Inc.	5.875%	11/15/28	40	42
	Netflix Inc.	6.375%	5/15/29	90	97
[7]	New York Life Global Funding	4.850%	1/9/28	150	153
	Newell Brands Inc.	6.375%	9/15/27	2	2
	Newell Brands Inc.	6.625%	9/15/29	5	5
	Newmont Corp.	2.800%	10/1/29	130	114
	Newmont Corp.	2.250%	10/1/30	160	134
[7]	News Corp.	3.875%	5/15/29	33	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nexstar Media Inc.	5.625%	7/15/27	15	14
[7]	Nexstar Media Inc.	4.750%	11/1/28	22	20
	NiSource Inc.	3.950%	3/30/48	50	42
	Norfolk Southern Corp.	3.050%	5/15/50	120	87
	Northern States Power Co.	6.250%	6/1/36	144	162
	Northrop Grumman Corp.	3.200%	2/1/27	170	164
	Northrop Grumman Corp.	5.250%	5/1/50	125	131
[7]	Novelis Corp.	4.750%	1/30/30	15	14
[7]	Novelis Corp.	3.875%	8/15/31	12	10
	NRG Energy Inc.	6.625%	1/15/27	4	4
	Nucor Corp.	4.400%	5/1/48	70	64
	Nucor Corp.	3.850%	4/1/52	50	42
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	19
	NVIDIA Corp.	3.500%	4/1/40	100	87
	Occidental Petroleum Corp.	5.550%	3/15/26	16	16
	Occidental Petroleum Corp.	8.500%	7/15/27	13	14
	Occidental Petroleum Corp.	6.375%	9/1/28	70	73
	Occidental Petroleum Corp.	6.625%	9/1/30	34	36
	Occidental Petroleum Corp.	6.125%	1/1/31	27	28
	Occidental Petroleum Corp.	7.500%	5/1/31	44	49
	Occidental Petroleum Corp.	6.450%	9/15/36	15	16
	Occidental Petroleum Corp.	6.600%	3/15/46	10	11
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	340	355
[7]	Olympus Water US Holding Corp.	4.250%	10/1/28	4	3
	Omega Healthcare Investors Inc.	3.375%	2/1/31	185	150
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	153	132
	OneMain Finance Corp.	3.500%	1/15/27	15	13
	ONEOK Inc.	4.000%	7/13/27	100	96
	ONEOK Inc.	4.950%	7/13/47	50	44
	ONEOK Partners LP	6.125%	2/1/41	135	137
	Oracle Corp.	2.400%	9/15/23	618	608
	Oracle Corp.	2.500%	4/1/25	520	496
	Oracle Corp.	5.800%	11/10/25	150	154
	Oracle Corp.	2.300%	3/25/28	189	169
	Oracle Corp.	2.950%	4/1/30	40	35
	Oracle Corp.	2.875%	3/25/31	270	233
	Oracle Corp.	3.850%	7/15/36	250	216
	Oracle Corp.	3.600%	4/1/40	430	341
	Oracle Corp.	3.650%	3/25/41	150	119
	Oracle Corp.	6.900%	11/9/52	180	208
	Oracle Corp.	4.375%	5/15/55	115	94
[7]	Organon & Co.	4.125%	4/30/28	25	23
[1]	PACCAR Financial Corp.	2.850%	4/7/25	525	507
	Pacific Gas & Electric Co.	3.150%	1/1/26	200	189
	Pacific Gas & Electric Co.	3.000%	6/15/28	100	90
	Pacific Gas & Electric Co.	2.500%	2/1/31	140	113
	Pacific Gas & Electric Co.	6.150%	1/15/33	270	278
	Pacific Gas & Electric Co.	4.500%	7/1/40	100	82
	Pacific Gas & Electric Co.	3.500%	8/1/50	100	67
	PacifiCorp	6.250%	10/15/37	160	181
	PacifiCorp	4.100%	2/1/42	65	58
	PacifiCorp	4.150%	2/15/50	200	177
	PacifiCorp	5.350%	12/1/53	285	304
	Packaging Corp. of America	3.400%	12/15/27	20	19
	Packaging Corp. of America	4.050%	12/15/49	50	42
	Paramount Global	4.750%	5/15/25	158	157
	Paramount Global	6.875%	4/30/36	136	139
	Parker-Hannifin Corp.	3.650%	6/15/24	260	256
	PayPal Holdings Inc.	3.900%	6/1/27	50	49
	PECO Energy Co.	4.150%	10/1/44	130	117
[7]	Penn Entertainment Inc.	5.625%	1/15/27	5	5
	PepsiCo Inc.	3.600%	2/18/28	75	73
	PepsiCo Inc.	2.625%	7/29/29	305	277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	2.750%	3/19/30	25	23
	PepsiCo Inc.	3.900%	7/18/32	20	20
	PepsiCo Inc.	4.200%	7/18/52	25	24
[7]	Performance Food Group Inc.	6.875%	5/1/25	10	10
[7]	Permian Resources Operating LLC	7.750%	2/15/26	10	10
[7]	Permian Resources Operating LLC	5.875%	7/1/29	25	23
	Pfizer Inc.	2.625%	4/1/30	40	36
	Pfizer Inc.	1.750%	8/18/31	30	25
	Pfizer Inc.	2.550%	5/28/40	225	173
	Philip Morris International Inc.	5.125%	11/15/24	365	368
	Philip Morris International Inc.	5.000%	11/17/25	230	233
	Philip Morris International Inc.	5.125%	11/17/27	185	189
	Philip Morris International Inc.	5.625%	11/17/29	190	198
	Philip Morris International Inc.	5.750%	11/17/32	140	147
[10]	Philip Morris International Inc.	1.450%	8/1/39	500	322
	Philip Morris International Inc.	4.250%	11/10/44	165	140
	Phillips 66	3.900%	3/15/28	34	33
	Phillips 66	4.650%	11/15/34	80	79
[7]	Phillips 66 Co.	3.150%	12/15/29	207	187
	Pioneer Natural Resources Co.	1.900%	8/15/30	150	123
	Plains All American Pipeline LP	4.900%	2/15/45	30	25
	PNC Financial Services Group Inc.	4.758%	1/26/27	500	501
	PNC Financial Services Group Inc.	5.068%	1/24/34	135	136
	Procter & Gamble Co.	4.050%	1/26/33	200	200
	Progressive Corp.	2.500%	3/15/27	100	93
[1,10]	Prologis Euro Finance LLC	1.000%	2/8/29	600	549
[1,10]	Prologis Euro Finance LLC	3.875%	1/31/30	196	211
	Prologis LP	1.750%	2/1/31	55	45
	Prologis LP	4.625%	1/15/33	260	262
	Prudential Financial Inc.	3.935%	12/7/49	260	222
[1]	Prudential Financial Inc.	4.350%	2/25/50	65	59
[1]	Prudential Financial Inc.	3.700%	3/13/51	70	58
[1]	Public Service Co. of Colorado	6.250%	9/1/37	60	68
	Public Service Co. of New Hampshire	5.150%	1/15/53	90	95
	Public Service Co. of Oklahoma	5.250%	1/15/33	400	414
[1]	Public Service Electric & Gas Co.	3.000%	5/15/25	38	37
[1]	Public Service Electric & Gas Co.	3.600%	12/1/47	100	82
	Public Service Enterprise Group Inc.	5.850%	11/15/27	440	462
	Public Storage	1.950%	11/9/28	200	176
	Raytheon Technologies Corp.	5.400%	5/1/35	250	262
	Raytheon Technologies Corp.	4.625%	11/16/48	160	155
	Realty Income Corp.	2.200%	6/15/28	160	142
	Realty Income Corp.	4.850%	3/15/30	165	165
[7]	Regal Rexnord Corp.	6.050%	4/15/28	60	61
[7]	Regal Rexnord Corp.	6.400%	4/15/33	110	113
	Republic Services Inc.	1.750%	2/15/32	58	47
[7]	Roche Holdings Inc.	2.076%	12/13/31	215	181
	Rockwell Automation Inc.	2.800%	8/15/61	230	152
[7]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	3	3
[7]	Royal Caribbean Cruises Ltd.	8.250%	1/15/29	4	4
	RPM International Inc.	4.550%	3/1/29	115	109
[7]	S&P Global Inc.	3.700%	3/1/52	45	38
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	110	113
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	110	107
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	250	243
[7]	Sabre GLBL Inc.	7.375%	9/1/25	11	11
	Salesforce Inc.	2.700%	7/15/41	481	363
	SBA Communications Corp.	3.125%	2/1/29	32	27
[7]	Scripps Escrow II Inc.	5.375%	1/15/31	15	12
[7]	Scripps Escrow Inc.	5.875%	7/15/27	15	13
[7]	Sealed Air Corp.	6.125%	2/1/28	5	5
	Sempra Energy	3.700%	4/1/29	285	269
	Sherwin-Williams Co.	4.500%	6/1/47	80	72
	Simon Property Group LP	3.500%	9/1/25	270	262

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Sirius XM Radio Inc.	5.000%	8/1/27	10	9
	Skyworks Solutions Inc.	1.800%	6/1/26	60	54
	Skyworks Solutions Inc.	3.000%	6/1/31	230	190
[1]	Southern California Edison Co.	4.200%	3/1/29	100	97
	Southern California Edison Co.	4.500%	9/1/40	50	45
[1]	Southern California Edison Co.	3.900%	3/15/43	50	41
	Southern California Edison Co.	4.000%	4/1/47	50	42
	Southern California Edison Co.	3.450%	2/1/52	50	38
[1]	Southern California Gas Co.	2.550%	2/1/30	330	289
	Southern California Gas Co.	3.750%	9/15/42	50	42
	Southern Co.	4.475%	8/1/24	520	515
	Southern Co.	5.150%	10/6/25	130	131
[1]	Southern Co.	3.700%	4/30/30	30	28
	Southern Co.	4.400%	7/1/46	30	27
	Southwest Airlines Co.	5.250%	5/4/25	70	70
	Southwest Airlines Co.	5.125%	6/15/27	80	81
	Southwest Airlines Co.	2.625%	2/10/30	250	218
[7]	Spirit AeroSystems Inc.	7.500%	4/15/25	4	4
	Spirit AeroSystems Inc.	4.600%	6/15/28	7	6
[7]	Spirit AeroSystems Inc.	9.375%	11/30/29	9	10
	Sprint LLC	7.125%	6/15/24	50	51
	Sprint LLC	7.625%	3/1/26	40	42
[7]	SS&C Technologies Inc.	5.500%	9/30/27	9	9
	Stanley Black & Decker Inc.	2.300%	3/15/30	45	38
	Starbucks Corp.	3.500%	11/15/50	125	98
	State Street Corp.	4.857%	1/26/26	70	70
	State Street Corp.	4.821%	1/26/34	120	121
	Steel Dynamics Inc.	2.400%	6/15/25	35	33
	Steel Dynamics Inc.	3.450%	4/15/30	100	92
	Sun Communities Operating LP	2.300%	11/1/28	200	173
	SVB Financial Group	2.100%	5/15/28	230	197
	Take-Two Interactive Software Inc.	4.000%	4/14/32	125	117
	Tampa Electric Co.	3.875%	7/12/24	70	69
[7]	Tap Rock Resources LLC	7.000%	10/1/26	20	19
	Targa Resources Partners LP	6.500%	7/15/27	50	51
	Targa Resources Partners LP	5.000%	1/15/28	50	49
	Targa Resources Partners LP	6.875%	1/15/29	30	31
	Targa Resources Partners LP	4.875%	2/1/31	50	47
	Target Corp.	4.400%	1/15/33	50	50
	Target Corp.	4.800%	1/15/53	60	61
	Teledyne Technologies Inc.	2.750%	4/1/31	240	204
	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
	Tenet Healthcare Corp.	4.875%	1/1/26	40	39
[7]	Tenet Healthcare Corp.	6.250%	2/1/27	10	10
	Tenet Healthcare Corp.	6.125%	10/1/28	15	14
	Tenet Healthcare Corp.	4.250%	6/1/29	13	12
	Texas Instruments Inc.	4.600%	2/15/28	210	214
[10]	Thermo Fisher Scientific Finance I BV	2.000%	10/18/51	500	361
[10]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	1,420	1,538
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	50	44
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	100	84
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	220	231
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	170	133
	Time Warner Cable LLC	5.875%	11/15/40	353	332
	Time Warner Cable LLC	4.500%	9/15/42	55	44
	T-Mobile USA Inc.	2.625%	2/15/29	290	254
	T-Mobile USA Inc.	3.375%	4/15/29	245	224
	T-Mobile USA Inc.	3.875%	4/15/30	170	159
	T-Mobile USA Inc.	2.875%	2/15/31	75	64
	T-Mobile USA Inc.	3.600%	11/15/60	255	184
	Toll Brothers Finance Corp.	3.800%	11/1/29	130	117
[7]	TopBuild Corp.	3.625%	3/15/29	5	4
[7]	TopBuild Corp.	4.125%	2/15/32	10	8
	Toyota Motor Credit Corp.	3.950%	6/30/25	960	948

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Toyota Motor Credit Corp.	1.900%	1/13/27	270	246
[1]	Toyota Motor Credit Corp.	3.050%	3/22/27	300	285
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	5
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	81
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	40	36
[7]	TransDigm Inc.	8.000%	12/15/25	30	31
[7]	TransDigm Inc.	6.250%	3/15/26	49	49
	TransDigm Inc.	5.500%	11/15/27	11	10
[7]	Transocean Inc.	8.750%	2/15/30	5	5
[7]	Transocean Titan Financing Ltd.	8.375%	2/1/28	2	2
	Travelers Cos. Inc.	3.750%	5/15/46	260	218
[1]	Truist Financial Corp.	4.873%	1/26/29	215	216
[1]	Truist Financial Corp.	5.122%	1/26/34	160	162
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	165	158
	Tyco Electronics Group SA	2.500%	2/4/32	150	129
[1]	UDR Inc.	2.950%	9/1/26	15	14
	Union Electric Co.	4.000%	4/1/48	65	56
	Union Electric Co.	3.250%	10/1/49	75	57
	Union Electric Co.	3.900%	4/1/52	150	130
	Union Pacific Corp.	3.950%	9/10/28	150	148
	Union Pacific Corp.	3.250%	2/5/50	270	210
	Union Pacific Corp.	3.839%	3/20/60	35	29
	Union Pacific Corp.	3.850%	2/14/72	185	149
[7]	United Airlines Inc.	4.375%	4/15/26	42	40
[7]	United Airlines Inc.	4.625%	4/15/29	35	32
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	45	46
	United Parcel Service Inc.	6.200%	1/15/38	260	302
	United Parcel Service Inc.	5.300%	4/1/50	60	66
	UnitedHealth Group Inc.	5.250%	2/15/28	205	214
	UnitedHealth Group Inc.	5.300%	2/15/30	845	887
	UnitedHealth Group Inc.	5.350%	2/15/33	360	383
	UnitedHealth Group Inc.	2.750%	5/15/40	100	77
	UnitedHealth Group Inc.	4.375%	3/15/42	215	204
	UnitedHealth Group Inc.	3.250%	5/15/51	100	78
	UnitedHealth Group Inc.	6.050%	2/15/63	200	234
[7]	Uniti Group LP	7.875%	2/15/25	12	12
[7]	Univision Communications Inc.	7.375%	6/30/30	15	15
	US Bancorp	5.727%	10/21/26	245	252
[1]	US Bancorp	4.548%	7/22/28	500	499
[3]	US Bancorp	4.653%	2/1/29	150	150
	US Bancorp	5.850%	10/21/33	200	215
[3]	US Bancorp	4.839%	2/1/34	150	150
[7]	Vail Resorts Inc.	6.250%	5/15/25	66	66
	Valero Energy Corp.	4.350%	6/1/28	48	47
	Valero Energy Corp.	3.650%	12/1/51	100	76
[7]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	20	18
[7]	Venture Global Calcasieu Pass LLC	6.250%	1/15/30	5	5
	Verisk Analytics Inc.	5.500%	6/15/45	100	101
[1,10]	Verizon Communications Inc.	3.250%	2/17/26	2,283	2,467
	Verizon Communications Inc.	2.100%	3/22/28	590	526
[10]	Verizon Communications Inc.	0.375%	3/22/29	800	718
	Verizon Communications Inc.	1.500%	9/18/30	285	230
[10]	Verizon Communications Inc.	4.250%	10/31/30	234	263
	Verizon Communications Inc.	4.400%	11/1/34	140	134
	Verizon Communications Inc.	5.250%	3/16/37	170	175
[1,10]	Verizon Communications Inc.	2.875%	1/15/38	400	377
	Verizon Communications Inc.	4.812%	3/15/39	150	145
	Verizon Communications Inc.	2.650%	11/20/40	75	54
	Verizon Communications Inc.	3.850%	11/1/42	30	26
	Verizon Communications Inc.	4.862%	8/21/46	250	241
	Verizon Communications Inc.	3.875%	3/1/52	130	107
	Verizon Communications Inc.	3.000%	11/20/60	70	46
	Verizon Communications Inc.	3.700%	3/22/61	105	80

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	VICI Properties LP	5.625%	5/1/24	8	8
[7]	VICI Properties LP	4.625%	6/15/25	35	34
[1]	Virginia Electric & Power Co.	3.150%	1/15/26	75	73
[1]	Virginia Electric & Power Co.	2.950%	11/15/26	533	503
[1]	Virginia Electric & Power Co.	3.800%	4/1/28	228	220
[1]	Virginia Electric & Power Co.	2.875%	7/15/29	65	59
[1]	Virginia Electric & Power Co.	4.200%	5/15/45	50	44
[7]	Vistra Operations Co. LLC	5.625%	2/15/27	20	19
[7]	Vistra Operations Co. LLC	5.000%	7/31/27	8	7
	VMware Inc.	1.800%	8/15/28	190	160
	VMware Inc.	4.700%	5/15/30	130	126
	Walmart Inc.	3.950%	6/28/38	415	399
	Walt Disney Co.	6.650%	11/15/37	70	83
	Walt Disney Co.	3.500%	5/13/40	125	107
	Walt Disney Co.	2.750%	9/1/49	45	32
	Walt Disney Co.	3.600%	1/13/51	45	37
[7]	Warnermedia Holdings Inc.	3.428%	3/15/24	80	78
[7]	Warnermedia Holdings Inc.	5.050%	3/15/42	34	29
[7]	Warnermedia Holdings Inc.	5.391%	3/15/62	165	137
	WEC Energy Group Inc.	5.000%	9/27/25	405	407
	WEC Energy Group Inc.	4.750%	1/9/26	400	401
	WEC Energy Group Inc.	4.750%	1/15/28	300	302
[1]	Wells Fargo & Co.	2.164%	2/11/26	200	189
[1]	Wells Fargo & Co.	2.188%	4/30/26	475	447
[1]	Wells Fargo & Co.	3.196%	6/17/27	50	47
[1]	Wells Fargo & Co.	4.808%	7/25/28	140	140
[1]	Wells Fargo & Co.	2.879%	10/30/30	270	239
[1]	Wells Fargo & Co.	4.897%	7/25/33	75	75
[12]	Wells Fargo & Co.	4.625%	11/2/35	400	480
[1,12]	Wells Fargo & Co.	4.875%	11/29/35	300	357
[1]	Wells Fargo & Co.	3.068%	4/30/41	320	250
	Wells Fargo & Co.	5.375%	11/2/43	90	91
[1]	Wells Fargo & Co.	4.650%	11/4/44	75	69
[1]	Wells Fargo & Co.	4.400%	6/14/46	60	53
[1]	Wells Fargo & Co.	5.013%	4/4/51	80	79
[1]	Wells Fargo & Co.	4.611%	4/25/53	50	47
[1,12]	Wells Fargo Bank NA	5.250%	8/1/23	2,400	2,966
	Welltower Inc.	4.250%	4/1/26	50	49
	Western Midstream Operating LP	4.500%	3/1/28	49	46
	Western Midstream Operating LP	4.750%	8/15/28	104	99
	Western Midstream Operating LP	4.300%	2/1/30	60	55
	Westlake Corp.	3.125%	8/15/51	150	100
	Weyerhaeuser Co.	4.000%	11/15/29	131	124
	Williams Cos. Inc.	4.650%	8/15/32	80	78
	Williams Cos. Inc.	6.300%	4/15/40	65	70
	Willis North America Inc.	4.500%	9/15/28	75	73
	Willis North America Inc.	2.950%	9/15/29	85	75
	Willis North America Inc.	3.875%	9/15/49	70	54
	Wisconsin Public Service Corp.	5.350%	11/10/25	150	153
[7]	WMG Acquisition Corp.	3.750%	12/1/29	60	53
	Workday Inc.	3.700%	4/1/29	140	132
[7]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	30	28
[7]	Wynn Resorts Finance LLC	7.750%	4/15/25	15	15
	Xcel Energy Inc.	3.500%	12/1/49	320	251
[7]	Zayo Group Holdings Inc.	4.000%	3/1/27	27	21
	Zoetis Inc.	5.400%	11/14/25	230	235
	Zoetis Inc.	5.600%	11/16/32	220	237
	Zoetis Inc.	4.700%	2/1/43	129	123
	Zoetis Inc.	3.950%	9/12/47	70	60
					141,894
Total Corporate Bonds (Cost $230,401)					220,642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Floating Rate Loan Interests (0.1%)
Ireland (0.1%)
[9]	Setanta Aircraft Leasing DAC Term Loan, 3M USD LIBOR + 2.000%	6.730%	11/5/28	85	85
United States (0.0%)
[9]	AAdvantage Loyalty IP Ltd. Initial Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	5	5
[9]	Central Parent Inc. First Lien Initial Term Loan, TSFR3M + 4.500%	9.080%	7/6/29	10	10
[9]	Directv Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.570%	8/2/27	9	9
[9]	First Student Bidco Inc. Incremental Term Loan B, TSFR3M + 4.000%	8.680%	7/21/28	20	19
[9]	First Student Bidco Inc. Incremental Term Loan C, TSFR3M + 4.000%	8.680%	7/21/28	2	2
[9]	McAfee Corp. Tranche B-1 Term Loan, TSFR1M + 3.750%	8.184%	3/1/29	10	9
[9]	Medline Borrower LP Initial Dollar Term Loan, 1M USD LIBOR + 3.250%	7.820%	10/23/28	10	10
[9]	SS&C Technologies Holdings Inc. Term Loan B-6, TSFR1M + 2.250%	6.911%	3/22/29	5	5
[9]	SS&C Technologies Holdings Inc. Term Loan B-7, TSFR1M + 2.250%	6.911%	3/22/29	8	8
					77
Total Floating Rate Loan Interests (Cost $161)					162
Sovereign Bonds (17.5%)
Bermuda (0.2%)
[1,7]	Bermuda Government International Bond	5.000%	7/15/32	700	706
Canada (1.1%)
[11]	Canadian Government Bond	3.000%	11/1/24	1,400	1,036
[11]	Canadian Government Bond	4.000%	6/1/41	885	755
[11]	Canadian Government Bond	2.750%	12/1/48	300	216
[11]	Canadian Government Bond	1.750%	12/1/53	150	85
[1,7]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	800	748
[1,7]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	350	323
					3,163
Chile (0.4%)
[1]	Empresa Nacional del Petroleo	3.750%	8/5/26	250	236
[1]	Republic of Chile	2.450%	1/31/31	1,060	908
					1,144
Colombia (0.4%)
[1]	Republic of Colombia	4.500%	1/28/26	1,215	1,162
Croatia (0.5%)
[1]	Republic of Croatia	5.500%	4/4/23	460	460
[10]	Republic of Croatia	2.750%	1/27/30	900	927
					1,387
Dominican Republic (0.5%)
[1]	Dominican Republic	5.500%	2/22/29	300	283
[3,7]	Dominican Republic	7.050%	2/3/31	1,050	1,050
					1,333
El Salvador (0.0%)
[1]	Republic of El Salvador	9.500%	7/15/52	200	105
Germany (2.3%)
[10]	Federal Republic of Germany	0.250%	2/15/29	740	716
[10]	Federal Republic of Germany	2.100%	11/15/29	1,970	2,124
[10]	Federal Republic of Germany	3.250%	7/4/42	350	437
[10]	Federal Republic of Germany	2.500%	8/15/46	325	372

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Federal Republic of Germany	0.000%	8/15/52	260	151
[10,14]	KFW	0.625%	1/7/28	2,900	2,846
					6,646
Hungary (0.2%)
[10]	Republic of Hungary	1.625%	4/28/32	700	577
Indonesia (0.3%)
[1]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/27	200	194
[1,7,10]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	370	295
[1]	Republic of Indonesia	4.300%	3/31/52	300	265
[1]	Republic of Indonesia	5.650%	1/11/53	200	211
					965
Israel (0.5%)
	State of Israel	4.500%	1/17/33	1,185	1,193
	State of Israel	4.500%	4/3/20	325	283
					1,476
Mexico (2.1%)
[1]	Comision Federal de Electricidad	4.688%	5/15/29	200	184
	Petroleos Mexicanos	6.625%	6/15/35	210	165
	Petroleos Mexicanos	6.750%	9/21/47	1,452	1,009
[1]	United Mexican States	5.400%	2/9/28	1,591	1,639
[1]	United Mexican States	2.659%	5/24/31	200	168
[1,15]	United Mexican States	7.750%	5/29/31	25,000	1,255
[1]	United Mexican States	6.350%	2/9/35	440	469
[1,15]	United Mexican States	10.000%	11/20/36	12,000	703
[1]	United Mexican States	4.400%	2/12/52	500	393
					5,985
Nigeria (0.1%)
[1,7]	Federal Republic of Nigeria	8.250%	9/28/51	280	189
Panama (0.2%)
[1]	Republic of Panama	3.362%	6/30/31	457	392
[1]	Republic of Panama	3.870%	7/23/60	200	134
					526
Peru (0.3%)
[1]	Petroleos del Peru SA	5.625%	6/19/47	650	432
	Republic of Peru	2.844%	6/20/30	355	307
[1]	Republic of Peru	2.783%	1/23/31	275	233
					972
Philippines (0.2%)
[10]	Republic of the Philippines	1.750%	4/28/41	786	574
Poland (0.1%)
[1]	Republic of Poland	5.500%	11/16/27	305	317
Romania (0.5%)
[1,10]	Republic of Romania	2.125%	3/7/28	764	711
[1,7,10]	Republic of Romania	1.750%	7/13/30	830	661
[1,10]	Republic of Romania	1.750%	7/13/30	250	199
					1,571
Saudi Arabia (1.8%)
[1,7]	Kingdom of Saudi Arabia	4.750%	1/18/28	3,460	3,516
[1,7]	Kingdom of Saudi Arabia	5.500%	10/25/32	353	380
[1]	Kingdom of Saudi Arabia	4.625%	10/4/47	500	456
[1,7]	Kingdom of Saudi Arabia	5.000%	1/18/53	740	710
					5,062
Serbia (0.4%)
[1,10]	Republic of Serbia	3.125%	5/15/27	611	594
[1,7]	Republic of Serbia	6.500%	9/26/33	450	454
					1,048

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Africa (0.1%)
[1]		Eskom Holdings SOC Ltd.	6.750%	8/6/23	200	197
South Korea (0.9%)
		Export-Import Bank of Korea	5.000%	1/11/28	1,175	1,204
[1,7]		Korea Electric Power Corp.	5.375%	4/6/26	930	942
[1,7]		Korea Electric Power Corp.	4.000%	6/14/27	600	581
						2,727
Supranational (3.1%)
[1,10]		European Union	2.000%	10/4/27	8,250	8,653
[1,10]		European Union	3.000%	3/4/53	315	335
						8,988
United Arab Emirates (0.1%)
[1,7]		Finance Department Government of Sharjah	4.000%	7/28/50	350	232
United Kingdom (1.2%)
[12]		United Kingdom	2.750%	9/7/24	1,085	1,324
[12]		United Kingdom	1.250%	7/22/27	475	538
[12]		United Kingdom	0.500%	1/31/29	600	627
[12]		United Kingdom	4.500%	12/7/42	125	169
[12]		United Kingdom	3.250%	1/22/44	150	170
[12]		United Kingdom	1.500%	7/22/47	145	114
[12]		United Kingdom	0.625%	10/22/50	108	63
[12]		United Kingdom	3.750%	10/22/53	247	306
[12]		United Kingdom	3.500%	7/22/68	90	109
						3,420
Total Sovereign Bonds (Cost $52,192)						50,472
Taxable Municipal Bonds (0.1%)
United States (0.1%)
		New York Metropolitan Transportation Authority Revenue (Build America Bonds) (Cost $318)	5.871%	11/15/39	300	304
					Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[16]		Vanguard Market Liquidity Fund (Cost $836)	4.437%		8,361	836
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	2,432	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	2,432	—
						—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
5-Year CDX-NA-IG-S39-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSB	3/15/23	0.900%	9,700	6
Total Options Purchased (Cost $30)					6
Total Investments (102.3%) (Cost $306,110)					294,555
Other Assets and Liabilities—Net (-2.3%)					(6,544)
Net Assets (100%)					288,011
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2023.
4	Securities with a value of $1,800,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
5	Securities with a value of $491,000 have been segregated as initial margin for open futures contracts.
6	Securities with a value of $187,000 have been segregated as initial margin for open centrally cleared swap contracts.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $26,757,000, representing 9.3% of net assets.
8	Face amount denominated in Australian dollars.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Face amount denominated in euro.
11	Face amount denominated in Canadian dollars.
12	Face amount denominated in British pounds.
13	Face amount denominated in Swiss francs.
14	Guaranteed by the Federal Republic of Germany.
15	Face amount denominated in Mexican pesos.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1M—1-month.
3M—3-month.
BNPSW—BNP Paribas.
DAC—Designated Activity Company.
GSB—Goldman Sachs Bank USA.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year Government of Canada Bond	March 2023	17	1,613	17
10-Year U.S. Treasury Note	March 2023	46	5,268	(8)
5-Year Government of Canada Bond	March 2023	31	2,636	25
Euro-Bund	March 2023	38	5,652	(44)
Euro-Buxl	March 2023	4	626	(11)
Euro-Schatz	March 2023	62	7,128	(2)
Ultra Long U.S. Treasury Bond	March 2023	7	992	(12)
				(35)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2023	(27)	(5,553)	2
AUD 10-Year Treasury Bond	March 2023	(4)	(340)	5
Euro-Bobl	March 2023	(62)	(7,906)	29
Euro-BTP	March 2023	(7)	(869)	2
Long Gilt	March 2023	(5)	(644)	(3)
Long U.S. Treasury Bond	March 2023	(18)	(2,338)	(10)
Ultra 10-Year U.S. Treasury Note	March 2023	(66)	(7,999)	(15)
				10
				(25)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	2/2/23	AUD	5,578	USD	3,945	—	(8)
Morgan Stanley Capital Services LLC	2/2/23	CAD	4,180	USD	3,133	9	—
Bank of America, N.A.	2/2/23	CAD	103	USD	77	1	—
State Street Bank & Trust Co.	2/2/23	CAD	51	USD	38	—	—
HSBC Bank plc	2/2/23	CAD	38	USD	28	1	—
Citibank, N.A.	2/2/23	CAD	29	USD	22	—	—
Morgan Stanley Capital Services LLC	2/2/23	CHF	260	USD	281	2	—
State Street Bank & Trust Co.	2/2/23	EUR	60,951	USD	66,367	—	(104)
State Street Bank & Trust Co.	2/2/23	EUR	4,123	USD	4,408	74	—
Bank of America, N.A.	2/2/23	EUR	3,815	USD	4,122	25	—
Standard Chartered Bank	2/2/23	EUR	2,106	USD	2,278	11	—
HSBC Bank plc	2/2/23	EUR	1,525	USD	1,660	—	(1)
Standard Chartered Bank	3/15/23	EUR	661	USD	720	1	—
JPMorgan Chase Bank, N.A.	2/2/23	EUR	245	USD	258	8	—
Credit Agricole CIB	2/2/23	EUR	215	USD	227	6	—
HSBC Bank plc	2/2/23	EUR	108	USD	117	1	—
State Street Bank & Trust Co.	2/2/23	GBP	19,684	USD	24,364	—	(97)
HSBC Bank plc	2/2/23	GBP	340	USD	417	3	—
State Street Bank & Trust Co.	2/2/23	GBP	269	USD	325	6	—
Bank of America, N.A.	2/2/23	GBP	139	USD	166	5	—
UBS AG	2/2/23	GBP	56	USD	68	2	—
JPMorgan Chase Bank, N.A.	2/2/23	GBP	26	USD	31	1	—
Toronto-Dominion Bank	2/2/23	JPY	1,817	USD	14	—	—
HSBC Bank plc	3/2/23	JPY	1,817	USD	14	—	—
HSBC Bank plc	2/2/23	MXN	38,259	USD	2,038	—	(6)
Morgan Stanley Capital Services LLC	3/2/23	NZD	6	USD	4	—	—
Citibank, N.A.	2/2/23	SEK	21	USD	2	—	—
Morgan Stanley Capital Services LLC	2/2/23	ZAR	1	USD	—	—	—
Goldman Sachs Bank USA	3/2/23	ZAR	1	USD	—	—	—
Bank of America, N.A.	3/2/23	USD	4,004	AUD	5,654	9	—
Standard Chartered Bank	2/2/23	USD	3,754	AUD	5,562	—	(172)
UBS AG	2/2/23	USD	11	AUD	16	—	—
State Street Bank & Trust Co.	3/2/23	USD	7	AUD	11	—	—
Bank of America, N.A.	2/2/23	USD	3,164	CAD	4,294	—	(62)
Morgan Stanley Capital Services LLC	3/2/23	USD	3,134	CAD	4,180	—	(8)
Morgan Stanley Capital Services LLC	3/2/23	USD	54	CAD	72	—	—
Toronto-Dominion Bank	2/2/23	USD	44	CAD	59	—	(1)
Morgan Stanley Capital Services LLC	2/2/23	USD	37	CAD	49	—	—
Bank of America, N.A.	3/2/23	USD	13	CAD	17	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/2/23	USD	9	CAD	11	—	—
Morgan Stanley Capital Services LLC	2/2/23	USD	282	CHF	260	—	(1)
Morgan Stanley Capital Services LLC	3/2/23	USD	282	CHF	260	—	(2)
HSBC Bank plc	2/2/23	USD	68,377	EUR	64,011	—	(1,212)
State Street Bank & Trust Co.	3/2/23	USD	66,015	EUR	60,516	112	—
State Street Bank & Trust Co.	2/2/23	USD	7,454	EUR	6,916	—	(64)
Barclays Bank plc	3/2/23	USD	1,290	EUR	1,184	—	—
UBS AG	2/2/23	USD	1,233	EUR	1,159	—	(27)
Morgan Stanley Capital Services LLC	3/2/23	USD	1,218	EUR	1,120	—	(1)
State Street Bank & Trust Co.	3/2/23	USD	982	EUR	902	—	(1)
Bank of America, N.A.	2/2/23	USD	668	EUR	617	—	(4)
Morgan Stanley Capital Services LLC	2/2/23	USD	417	EUR	386	—	(2)
State Street Bank & Trust Co.	3/2/23	USD	24,049	GBP	19,417	97	—
State Street Bank & Trust Co.	2/2/23	USD	23,803	GBP	19,742	—	(537)
Bank of America, N.A.	2/2/23	USD	390	GBP	322	—	(8)
Standard Chartered Bank	3/2/23	USD	389	GBP	315	—	—
Morgan Stanley Capital Services LLC	2/2/23	USD	305	GBP	254	—	(9)
HSBC Bank plc	2/2/23	USD	237	GBP	194	—	(3)
HSBC Bank plc	2/2/23	USD	14	JPY	1,817	—	—
Citibank, N.A.	3/2/23	USD	13	JPY	1,703	—	—
HSBC Bank plc	3/2/23	USD	2,028	MXN	38,259	5	—
Morgan Stanley Capital Services LLC	2/2/23	USD	1,967	MXN	38,259	—	(65)
HSBC Bank plc	2/2/23	USD	2	SEK	21	—	—
Citibank, N.A.	3/2/23	USD	2	SEK	21	—	—
Goldman Sachs Bank USA	2/2/23	USD	—	ZAR	1	—	—
						379	(2,395)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount (000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S39-V1	12/20/27	USD	7,000	1.000	95	42

Credit Protection Purchased
CDX-NA-HY-S39-V1	12/20/27	USD	1,400	(5.000)	(45)	(8)
iTraxx Europe-S38-V1	12/20/27	EUR	5,200	(1.000)	(59)	(11)
						(19)
						23
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
AT&T Inc./Baa2	12/20/23	BARC	640	1.000	3	3	—	—
AT&T Inc./Baa2	12/20/23	BARC	160	1.000	1	1	—	—
Credit Suisse Group Finance Guernsey Ltd./Baa2	6/20/27	JPMC	500[2]	1.000	(35)	(5)	—	(30)
Federation of Malaysia/A3	12/20/27	MSCS	950	1.000	(69)	(6)	—	(63)
Republic of Indonesia/Baa2	12/20/27	GSI	1,200	1.000	8	(27)	35	—
					(92)	(34)	35	(93)
Credit Protection Purchased
Republic of Colombia	6/20/27	BARC	520	(1.000)	28	38	—	(10)
Republic of Colombia	6/20/27	BARC	450	(1.000)	24	33	—	(9)
					52	71	—	(19)
					(40)	37	35	(112)
1 Periodic premium received/paid quarterly.
2 Notional amount denominated in euro.
BARC—Barclays Bank plc.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $92,000 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received[2] (%)	Interest Rate (Paid)[3] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/21/24	N/A	2,350	3.430	(4.274)	(13)	(13)
1 Notional amount denominated in British pound.
2 Based on 1-Day Sterling Overnight Index Average Rate (SONIA) as of the most recent payment date. Interest payment received/paid annually.
3 Interest payment received/paid annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	21,320	—	21,320
Asset-Backed/Commercial Mortgage-Backed Securities	—	813	—	813
Corporate Bonds	—	220,642	—	220,642
Floating Rate Loan Interests	—	162	—	162
Sovereign Bonds	—	50,472	—	50,472
Taxable Municipal Bonds	—	304	—	304
Temporary Cash Investments	836	—	—	836
Options Purchased	—	6	—	6
Total	836	293,719	—	294,555

Derivative Financial Instruments
Assets
Futures Contracts[1]	80	—	—	80
Forward Currency Contracts	—	379	—	379
Swap Contracts	42[1]	35	—	77
Total	122	414	—	536
Liabilities
Futures Contracts[1]	105	—	—	105
Forward Currency Contracts	—	2,395	—	2,395
Swap Contracts	32[1]	112	—	144
Total	137	2,507	—	2,644
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.